Income Taxes - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended								12 Months Ended				12 Months Ended					0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2014 Earliest Tax Year	Dec. 31, 2014 Latest Tax Year	Dec. 31, 2014 Operating Loss Carryforwards Expiring 2015 CNY	Dec. 31, 2014 Operating Loss Carryforwards Expiring 2016 CNY	Dec. 31, 2014 Operating Loss Carryforwards Expiring 2017 CNY	Dec. 31, 2014 Operating Loss Carryforwards Expiring 2018 CNY	Dec. 31, 2014 Operating Loss Carryforwards Expiring 2019 CNY	Dec. 31, 2014 HONG KONG CNY	Dec. 31, 2014 HONG KONG Uni-Force Development Limited ("Uni-Force")	Dec. 31, 2014 CHINA USD ($)	Dec. 31, 2014 CHINA CNY	Dec. 31, 2013 CHINA CNY	Dec. 31, 2014 CHINA Shenzhen Lan Yue Network Technology Co., Ltd. ("Lanyue") From years 2016 to 2018	Dec. 31, 2014 CHINA Guangzhou Yitongtianxia Software Development Co., Ltd. ("Yitongtianxia") From years 2013 to 2015	Dec. 31, 2014 CHINA Guangzhou Yingzheng Information Technology Co., Ltd. ("Yingzheng")	Dec. 31, 2011 CHINA Guangzhou Yingzheng Information Technology Co., Ltd. ("Yingzheng")	Dec. 31, 2014 CHINA Huiyou Digital (Shenzhen) Ltd. ("Huiyou") From years 2014 to 2016	Mar. 31, 2014 JAPAN	Dec. 31, 2014 JAPAN	Mar. 31, 2015 JAPAN Subsequent Event	Dec. 31, 2014 KOREA, DEMOCRATIC PEOPLE'S REPUBLIC OF	Dec. 31, 2014 KOREA, DEMOCRATIC PEOPLE'S REPUBLIC OF Up to 200,000 KRW	Dec. 31, 2014 KOREA, DEMOCRATIC PEOPLE'S REPUBLIC OF Between KRW 200,000 to 20,000,000	Dec. 31, 2014 KOREA, DEMOCRATIC PEOPLE'S REPUBLIC OF Above 20,000,000 KRW	Dec. 31, 2014 TAIWAN
Income Tax Disclosure [Line Items]
Corporate tax rate	25.00%	25.00%	25.00%	25.00%											16.50%	25.00%	25.00%							38.00%		36.00%	10.00%	10.00%	20.00%	22.00%	17.00%
PRC withholding tax rate																10.00%	10.00%
Enterprise income tax, qualified new software development enterprise tax exemption period (first two years)																2 years	2 years
Enterprise income taxes, qualified new software development enterprise tax reduction percentage (subsequent three years)																50.00%	50.00%
Enterprise income tax, qualified new software development enterprise tax exemption period (subsequent three years)																3 years	3 years
Effective Income tax rate																			12.50%	12.50%			12.50%
Preferential tax rate																					15.00%	15.00%
Preferential tax rate, effective period																						3 years
Deferred tax assets, gross	$ 5,428	33,683	27,139
Valuation allowances	4,142	25,698	23,325
Net operating losses carried forward	19,469	120,800							57,922	57,922	57,922	57,922	57,922	62,878
Tax Losses Carryforward, Expiration Year																5 years	5 years								9 years						10 years
Net operating loss carryforwards, expiration year							2015	2024
Aggregate undistributed earnings of the Company's subsidiaries, VIEs and the VIE subsidiaries located in the PRC that are available for distribution to non-PRC tax resident parent companies and primary beneficiary company																93,221	578,399	229,008
Unrecognized tax benefits	1,573	9,762	7,239	20,570	1,167	25,262
Offset by net operating loss	165	1,023	1,632
Unrecognized tax benefits net of operating loss carryforwards	1,408	8,739	5,607
Unrecognized tax benefits that would impact effective tax rate	689	4,278	4,031
Unrecognized tax benefits, income tax expenses for interest and penalties	511	3,168	1,130	2,643
Accrued interest and penalties related to unrecognized tax benefits	$ 1,214	7,531	4,363